Subsequent event	12 Months Ended
Dec. 31, 2022
Disclosure of Subsequent Events (Abstract)
Subsequent event
22	Subsequent event
Subsequent to December 31, 2022, the remaining 2,125,000 pre-funded warrants granted in the December 2022 Offering were exercised.